Offerings - Offering: 1	Aug. 18, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.00001 per share (reserved for issuance under the Amended and Restated 2025 Equity Incentive Plan)
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit | $ / shares	3.80
Maximum Aggregate Offering Price	$ 22,800,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,490.68
Offering Note	Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional class A ordinary shares (“Class A Ordinary Shares”) of Dreamland Limited (the “Registrant”) that become issuable under the Registrant’s Amended and Restated 2025 Equity Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding Class A Ordinary Shares.The Registrant does not have any fee offsets.Pursuant to Rule 457(h) and 457(c) promulgated under the Securities Act, solely for the purpose of calculating the registration fee, the proposed maximum offering price per share for the Registrant’s Class A Ordinary Shares reserved for issuance under the Plan is the average of the high and low prices of the Registrant’s Class A Ordinary Shares as reported on the Nasdaq Capital Market on August 14, 2025 (rounded up to the nearest cent), which is within five (5) business days prior to the date of this registration statement.